Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our Board and Compensation Committee typically grant equity awards on a quarterly basis, but do not follow a formal policy or practice related to the timing of the grants of equity awards. Neither the Board nor the Compensation Committee takes material nonpublic information into account when determining the timing of equity award grants in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is the Company’s practice not to release material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
We did not grant any stock options, stock appreciation rights or similar option-like instruments in 2025.

Award Timing Method
Our Board and Compensation Committee typically grant equity awards on a quarterly basis, but do not follow a formal policy or practice related to the timing of the grants of equity awards. Neither the Board nor the Compensation Committee takes material nonpublic information into account when determining the timing of equity award grants in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is the Company’s practice not to release material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
We did not grant any stock options, stock appreciation rights or similar option-like instruments in 2025.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Similarly, it is the Company’s practice not to release material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false